UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund: BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.2%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,464,041
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,131,144

		5,595,185
Alaska — 0.8%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,397,836
Arizona — 1.0%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	890	848,170
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	915,089

		1,763,259
California — 13.7%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (b)	2,000	1,868,440
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,206,059
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,805,220
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	445	496,860
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	80	87,486
5.25%, 8/15/49	195	211,916
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	730	743,133
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 7/01/39	1,090	1,161,962

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Series A (continued):
Loma Linda University Medical Center, 5.00%, 12/01/46 (a)	$335	$342,501
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	433,088
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	219,447
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (b)	2,525	1,599,714
San Marino Unified School District, GO, Series A (NPFGC), 0.00%, 7/01/19 (b)	2,070	1,991,319
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,265	1,431,866
6.50%, 4/01/33	7,325	8,136,903
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	453,094
Sub-Series I-1, 6.38%, 11/01/19 (c)	600	684,144
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,045	1,055,429

		23,928,581
Colorado — 1.8%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,106,410
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	400	406,240
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	560,617

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Colorado (continued)
University of Colorado, RB, Series A, 5.38%, 6/01/19 (c)	$920	$1,006,876

		3,080,143
Connecticut — 2.7%
Connecticut State Health & Educational Facility Authority, RB, Yale University Issue:
Series T-1, 4.70%, 7/01/29	2,300	2,335,075
Series X-3, 4.85%, 7/01/37	2,370	2,405,716

		4,740,791
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	612,739
Delaware Transportation Authority, RB, 5.00%, 6/01/55	605	656,413
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,121,791

		3,390,943
District of Columbia — 4.0%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 4/01/35	230	260,342
5.00%, 4/01/36	230	259,500
5.00%, 4/01/42	265	297,539
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	273,352
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,077,400
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	10,170	4,788,545

		6,956,678
Florida — 3.9%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19 (c)	1,725	1,915,009
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (c)	545	582,289
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	700	752,808

Municipal Bonds	Par (000)	Value
Florida (continued)
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	$1,525	$1,902,331
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	450	424,152
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	1,170	1,243,663

		6,820,252
Georgia — 0.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	270	309,979
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	453,978
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	740	795,752

		1,559,709
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	742,846
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,280
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	390	433,898

		2,437,178
Illinois — 16.6%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	915	858,288
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	2,290	2,200,598
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	596	595,928

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	$2,500	$2,805,275
Series C, 6.50%, 1/01/21 (c)	2,935	3,491,153
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	565,060
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,845	1,958,283
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	439,840
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	800	881,312
Presence Health Network, Series C, 4.00%, 2/15/41	745	618,641
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	1,355	1,488,549
Senior, Series C, 5.00%, 1/01/37	1,450	1,588,721
Series A, 5.00%, 1/01/38	915	1,005,704
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (b)	9,555	1,956,673
Series B (AGM), 5.00%, 6/15/50	2,230	2,326,046
Series B-2, 5.00%, 6/15/50	1,260	1,270,030
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	259,231
6.00%, 6/01/28	500	568,455
State of Illinois, GO:
5.00%, 2/01/39	810	804,654
Series A, 5.00%, 4/01/38	1,920	1,902,547
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	315	344,185
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	425	458,095

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A (continued):
5.00%, 4/01/44	$520	$558,464

		28,945,732
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	489,385
7.00%, 1/01/44	1,000	1,190,980
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,866,272
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	232,850
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	753,416
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	210	216,688
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	453,054
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,795,854
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	565	616,681
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	709,325

		8,324,505
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	240	240,996
5.25%, 12/01/25	940	938,289
5.88%, 12/01/26 (a)	210	212,214
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	650	687,895

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$1,270	$1,238,034

		3,317,428
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,215,555
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	550,836
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	635	512,807

		1,063,643
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (c)	420	453,714
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,577,750
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	330,224
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	545,807
5.25%, 5/15/31	435	466,481
5.25%, 5/15/32	555	600,937
5.25%, 5/15/33	600	646,656
5.25%, 5/15/35	255	276,045

		5,897,614
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	159,978

Municipal Bonds	Par (000)	Value
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$220	$236,368
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	390	384,821
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	220	244,165
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (c)	1,095	1,290,282

		2,155,636
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	1,505	1,269,408
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	845	988,946
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	1,155	1,160,001
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	386,503
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	940	966,912

		4,771,770
Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,235	2,409,241
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (c)	380	429,776
5.50%, 5/15/36	310	338,151
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	455	482,860

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB (continued):
Henry Ford Health System, 4.00%, 11/15/46	$750	$717,225
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (c)	1,520	1,700,530

		6,077,783
Minnesota — 1.2%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18 (c)	1,540	1,692,522
City of Rochester Minnesota Electric Utility Revenue, Refunding RB, Series A, 5.00%, 12/01/47 (e)	370	419,306

		2,111,828
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	137,524
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	140,233

		277,757
Nebraska — 1.0%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	1,835	1,788,061
New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,670,668
New Jersey — 5.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	526,476
5.25%, 11/01/44	790	776,333
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	560	551,438

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	$1,040	$1,098,458
5.25%, 9/15/29	990	1,041,807
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,224,652
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,355	1,493,454
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	645	639,259
Transportation System, Series A, 5.50%, 6/15/41	1,025	1,046,853
Transportation System, Series B, 5.25%, 6/15/36	1,235	1,254,661

		9,653,391
New York — 7.5%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	827,187
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,036,400
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,355	1,140,842
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	267	280,845
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,020	967,011
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,129,464
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,426,257
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,383,754

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$555	$594,449
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	670,362
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	1,495	1,557,013
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	175	186,151
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	440	472,987
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	733,096
6.00%, 12/01/42	630	708,750

		13,114,568
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	305	335,793
Ohio — 0.6%
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	383,922
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	210	231,926

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$420	$441,168

		1,057,016
Pennsylvania — 2.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	335	356,999
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	1,995,615
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	440	464,328
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	843,768
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	640,440

		4,301,150
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	420	439,786
Series B, 4.50%, 6/01/45	1,375	1,299,197
Series B, 5.00%, 6/01/50	1,895	1,898,714

		3,637,697
South Carolina — 3.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,650	1,798,533
AMT, 5.25%, 7/01/55	670	724,699
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,297,550

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$1,635	$1,790,832

		6,611,614
Tennessee — 0.9%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	749,268
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	435	435,779
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	360	392,727

		1,577,774
Texas — 5.5%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (c)	1,070	1,257,699
Sub-Lien, 5.00%, 1/01/33	180	192,031
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	310	335,873
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	320	347,686
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	564,222
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	240	301,560
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	1,380	1,530,779
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/40	2,525	900,263
0.00%, 9/15/41	1,395	472,082

Municipal Bonds	Par (000)	Value
Texas (continued)
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (c)	$320	$360,278
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	145	151,007
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,015	384,797
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	1,165	1,332,376
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,469,962

		9,600,615
Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	428,344
6.00%, 1/01/37	1,345	1,506,736

		1,935,080
Washington — 1.7%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 1/01/43	1,125	1,253,261
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	390	426,278
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,332,796

		3,012,335
Wisconsin — 3.6%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (c)	3,620	4,003,684
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,338,876

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$945	$945,708

		6,288,268
Total Municipal Bonds — 109.7%		191,316,660

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	880	899,246
California — 8.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,640	1,797,478
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(g)	1,335	1,429,905
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (c)	4,770	5,266,128
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,967	3,270,880
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	1,170	1,194,897
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	1,635	1,849,831
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	553	608,465

		15,417,584
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c):
Series C-3, 5.10%, 4/29/18	1,870	1,964,977

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (c) (continued):
Series C-7, 5.00%, 5/01/18	$1,200	$1,259,724
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,080	1,121,391
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	1,974,570

		6,320,662
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,126,266
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/18 (c)	1,649	1,751,987
Massachusetts — 2.1%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,598,446
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(g)	1,020	1,113,855
New York — 11.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	884,585
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,523,830
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	810	916,731
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,340	2,649,372
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	6,029,849

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (g)	$3,250	$3,699,116
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,350	1,531,197

		19,234,680
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,479,430
Wake Forest University, 5.00%, 1/01/19 (c)	800	858,216

		2,337,646
Ohio — 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,438,717
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.50%, 12/01/42	1,229	1,401,497
Texas — 6.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,405,492
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A (g):
5.00%, 8/15/19 (c)	1,905	2,044,073
5.00%, 8/15/38	1,457	1,563,539
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,902,290
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,801	2,020,451

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Texas (continued)
University of Texas, Permanent University Fund, Refunding RB, Series B, 4.00%, 7/01/41	$1,980	$2,055,577

		10,991,422
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,395	1,478,806
Virginia — 2.6%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	2,729	2,858,177
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,676,610

		4,534,787
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (c)	1,365	1,406,990
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (g)	2,859	3,007,098
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.2%		84,059,689
Total Long-Term Investments (Cost — $257,002,262) — 157.9%		275,376,349

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (h)(i)	290,706	290,735
Total Short-Term Securities (Cost — $290,735) — 0.2%		290,735

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Value
Total Investments (Cost — $257,292,997*) — 158.1%	$275,667,084
Other Assets Less Liabilities — 1.2%	2,226,469
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.8)%	(48,498,919)
VMTP Shares, at Liquidation Value — (31.5)%	(55,000,000)

Net Assets Applicable to Common Shares — 100.0%	$174,394,634

* As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$209,016,384

Gross unrealized appreciation	$20,253,735
Gross unrealized depreciation	(2,019,562)

Net unrealized appreciation	$18,234,173

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 to February 15, 2031, is $8,452,555.

(h)	During the period ended January 31, 2017, investments in issuers considered to an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	866,768	(576,062)	290,706	$290,735	$4,186	$93	—

(i)	Current yield as of period end.

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(22)	5-Year U.S. Treasury Note	March 2017	$2,593,078	$(9,632)
(38)	10-Year U.S. Treasury Note	March 2017	$4,729,813	(23,363)
(31)	Long U.S. Treasury Bond	March 2017	$4,676,156	(25,808)
(11)	Ultra U.S. Treasury Bond	March 2017	$1,767,562	(13,492)
Total				$(72,295)

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

12	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$275,376,349	—	$275,376,349
Short-Term Securities	$290,735	—	—	290,735
Total	$290,735	$275,376,349	—	$275,667,084

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(72,295)	—	—	$(72,295)

[1]	See above Schedule of Investments for values in each state.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017	13

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(48,416,527)	—	$(48,416,527)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)
Total	—	$(103,416,527)	—	$(103,416,527)

During the period ended January 31, 2017, there were no transfers between levels.

14	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 23, 2017